Intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2022	$20,380	$172,197	$11,402	$203,979
Additions	—	2,899	15,562	18,461
Disposals	—	(29,214)	—	(29,214)
Reclassifications	—	9,594	(9,594)	—
Balance at December 31, 2022	$20,380	$155,476	$17,370	$193,226
Additions	—	6,059	23,638	29,697
Reclassifications	—	13,530	(13,530)	—
Balance at December 31, 2023	$20,380	$175,065	$27,478	$222,923
Additions	—	7,479	22,700	30,179
Reclassifications	—	25,596	(25,634)	(38)
Balance at December 31, 2024	$20,380	$208,140	$24,544	$253,064
Accumulated amortization and impairment—
Balance at January 1, 2022	$—	$(121,210)	$(1,020)	$(122,230)
Amortization for the year	—	(21,655)	—	(21,655)
Disposals	$—	$29,214	$—	$29,214
Balance at December 31, 2022	$—	$(113,651)	$(1,020)	$(114,671)
Amortization for the year	—	(20,266)	—	(20,266)
Balance at December 31, 2023	$—	$(133,917)	$(1,020)	$(134,937)
Amortization for the year	—	(21,374)	—	(21,374)
Balance at December 31, 2024	$—	$(155,291)	$(1,020)	$(156,311)
Carrying amounts -
At December 31, 2022	$20,380	$41,825	$16,350	$78,555
At December 31, 2023	$20,380	$41,148	$26,458	$87,986
At December 31, 2024	$20,380	$52,849	$23,524	$96,753